Basis of Preparation - Additional Information (Details) shares in Millions, $ in Millions						3 Months Ended		9 Months Ended
	May 15, 2020 USD ($)	May 13, 2020 USD ($) shares	May 13, 2020 AUD ($) shares	Oct. 03, 2019 USD ($) shares	Oct. 03, 2019 AUD ($) shares	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Jul. 01, 2019	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Comprehensive gain (loss) after income tax						$ (15,530,000)	$ (24,806,000)	$ (46,286,000)	$ (68,897,000)
Net cash (outflows) in operating activities								36,783,000	38,704,000
Cash & cash equivalents						60,077,000	$ 70,385,000	$ 60,077,000	70,385,000		$ 50,426,000	$ 37,763,000
Proceeds from issuance of shares				$ 50,700,000	$ 75.0
Placement of shares fully-paid | shares				37.5	37.5
Proceeds from borrowings									$ 43,572,000
Incremental borrowing rate										6.52%
Term of short term leases								12 months or less
Grunenthal
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Maximum additional receivable in milestone payments						32,500,000		$ 32,500,000
Hercules and Nova Quest
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Maximum additional receivable in milestone payments						$ 35,000,000		$ 35,000,000
Ordinary Shares
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Proceeds from issuance of shares		$ 90,000,000	$ 138.0
Placement of shares fully-paid | shares		43.0	43.0
Proceeds from borrowings	$ 85,100,000